Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The MDCC designed our executive compensation program to link a majority of our NEOs’ realized compensation to achievement of Sylvamo’s financial, commercial and strategic goals, and to align executives’ interest with those of shareowners. The table below shows the total compensation for our NEOs for the past four years, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs, our TSR, the TSR of the S&P Small Cap Materials Index, our net income and our financial performance measure for compensatory purposes, Free Cash Flow.

					Value of Initial Fixed $100 Investment Based on
Year (1)	Summary Compensation Table Total for CEO ($) (2)	Compensation Actually Paid to CEO ($) (3)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (4)	Average Compensation Actually Paid To Non-CEO NEOs ($) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income ($) (6)	Free Cash Flow ($) (7)
2024	8,426,858	15,917,127	2,072,926	3,382,827	254.22	117.63	302	248
2023	6,825,588	8,312,275	1,759,174	1,988,885	154.36	116.45	253	294
2022	6,910,195	9,884,131	1,808,233	2,451,556	148.12	97.06	118	332
2021	3,621,135	3,557,687	1,043,829	1,026,713	84.52	103.35	62	117
(1) On October 1, 2021, the Company spun off from International Paper and became a publicly traded company, as such we are reporting fiscal 2024, 2023 and 2022 and the period October 1, 2021 through December 31, 2021.
(2) The amounts shown in this column represent the total compensation per the Summary Compensation Table (see page 47) for our CEO, Mr. Ribiéras, for the fiscal years 2024, 2023, 2022 and the period October 1, 2021 through December 31, 2021.
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or non-CEO
NEOs (“Other NEOs) during the applicable year as they include (i) the year-end
value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. Below is a calculation of “compensation actually paid” to the CEO and Other NEOs, which for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)

2024

CEO, Mr. Ribiéras	8,426,858	(4,771,843)	12,262,112	—	—	15,917,127

Other NEOs	2,072,926	(874,351)	2,184,252	—	—	3,382,827

2023

CEO, Mr. Ribiéras	6,825,588	(4,179,676)	5,790,107	(123,744)	—	8,312,275

Other NEOs	1,759,174	(741,928)	1,030,111	(58,472)	—	1,988,885

2022

CEO, Mr. Ribiéras	6,910,195	(3,880,598)	6,854,534	—	—	9,884,131

Other NEOs	1,808,233	(721,762)	1,365,085	—	—	2,451,556

Q4 2021

CEO, Mr. Ribiéras	3,621,135	(2,917,599)	2,854,151	—	—	3,557,687

Other NEOs	1,043,829	(787,061)	769,945	—	—	1,026,713

(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and Other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(b) The amounts shown in this column represents the year-over-year change in the fair value of equity awards to our CEO and Other NEOs, as itemized in the table below.

	2024

Fair Value of Equity Awards	CEO	Other NEOs

As of December 31, 2024 for unvested awards granted during the year	6,937,438	1,271,158

Year-over-year increase of unvested awards granted in prior years	4,617,594	779,869

Increase from prior fiscal year-end for awards that vested during the year	707,080	133,225

Total Equity Award Adjustments	12,262,112	2,184,252
(c) Amounts shown represent the change in the actuarial present value of our CEO’s and Other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and Other NEOs participate.
(4) The amounts shown in this column represent the total compensation, per the Summary Compensation Table, for our NEOs, other than the CEO, for fiscal year 2024, 2023 and 2022 and the period October 1, 2021 through December 31, 2021.
(5) The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap Materials Index, as of December 31, 2024, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P Small Cap Materials Index is the peer group used by Sylvamo for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Sylvamo’s Annual Report on Form
10-K
for the years ended December 31, 2024, 2023, 2022 and 2021.
(6) The amounts shown are in millions and reflect Net Income from Continuing Operations for the years ended December 31, 2024, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021.
(7) The amounts shown are in millions and reflect the Free Cash Flow for the years ended December 31, 2024, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021. See the reconciliation to U.S. GAAP starting on page 69.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	Below is a calculation of “compensation actually paid” to the CEO and Other NEOs, which for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:
Peer Group Issuers, Footnote	The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap Materials Index, as of December 31, 2024, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P Small Cap Materials Index is the peer group used by Sylvamo for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Sylvamo’s Annual Report on Form
10-K
	for the years ended December 31, 2024, 2023, 2022 and 2021.
PEO Total Compensation Amount	$ 8,426,858	$ 6,825,588	$ 6,910,195	$ 3,621,135
PEO Actually Paid Compensation Amount	$ 15,917,127	8,312,275	9,884,131	3,557,687
Adjustment To PEO Compensation, Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or non-CEO
NEOs (“Other NEOs) during the applicable year as they include (i) the year-end
value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. Below is a calculation of “compensation actually paid” to the CEO and Other NEOs, which for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)

2024

CEO, Mr. Ribiéras	8,426,858	(4,771,843)	12,262,112	—	—	15,917,127

Other NEOs	2,072,926	(874,351)	2,184,252	—	—	3,382,827

2023

CEO, Mr. Ribiéras	6,825,588	(4,179,676)	5,790,107	(123,744)	—	8,312,275

Other NEOs	1,759,174	(741,928)	1,030,111	(58,472)	—	1,988,885

2022

CEO, Mr. Ribiéras	6,910,195	(3,880,598)	6,854,534	—	—	9,884,131

Other NEOs	1,808,233	(721,762)	1,365,085	—	—	2,451,556

Q4 2021

CEO, Mr. Ribiéras	3,621,135	(2,917,599)	2,854,151	—	—	3,557,687

Other NEOs	1,043,829	(787,061)	769,945	—	—	1,026,713

(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and Other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(b) The amounts shown in this column represents the year-over-year change in the fair value of equity awards to our CEO and Other NEOs, as itemized in the table below.

	2024

Fair Value of Equity Awards	CEO	Other NEOs

As of December 31, 2024 for unvested awards granted during the year	6,937,438	1,271,158

Year-over-year increase of unvested awards granted in prior years	4,617,594	779,869

Increase from prior fiscal year-end for awards that vested during the year	707,080	133,225

Total Equity Award Adjustments	12,262,112	2,184,252
(c) Amounts shown represent the change in the actuarial present value of our CEO’s and Other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and Other NEOs participate.

Non-PEO NEO Average Total Compensation Amount	$ 2,072,926	1,759,174	1,808,233	1,043,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,382,827	1,988,885	2,451,556	1,026,713
Adjustment to Non-PEO NEO Compensation Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or non-CEO
NEOs (“Other NEOs) during the applicable year as they include (i) the year-end
value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. Below is a calculation of “compensation actually paid” to the CEO and Other NEOs, which for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)

2024

CEO, Mr. Ribiéras	8,426,858	(4,771,843)	12,262,112	—	—	15,917,127

Other NEOs	2,072,926	(874,351)	2,184,252	—	—	3,382,827

2023

CEO, Mr. Ribiéras	6,825,588	(4,179,676)	5,790,107	(123,744)	—	8,312,275

Other NEOs	1,759,174	(741,928)	1,030,111	(58,472)	—	1,988,885

2022

CEO, Mr. Ribiéras	6,910,195	(3,880,598)	6,854,534	—	—	9,884,131

Other NEOs	1,808,233	(721,762)	1,365,085	—	—	2,451,556

Q4 2021

CEO, Mr. Ribiéras	3,621,135	(2,917,599)	2,854,151	—	—	3,557,687

Other NEOs	1,043,829	(787,061)	769,945	—	—	1,026,713

(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and Other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(b) The amounts shown in this column represents the year-over-year change in the fair value of equity awards to our CEO and Other NEOs, as itemized in the table below.

	2024

Fair Value of Equity Awards	CEO	Other NEOs

As of December 31, 2024 for unvested awards granted during the year	6,937,438	1,271,158

Year-over-year increase of unvested awards granted in prior years	4,617,594	779,869

Increase from prior fiscal year-end for awards that vested during the year	707,080	133,225

Total Equity Award Adjustments	12,262,112	2,184,252
(c) Amounts shown represent the change in the actuarial present value of our CEO’s and Other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and Other NEOs participate.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The list below illustrates the four most important financial performance measures and link the “compensation actually paid” to company performance for our CEO and other NEOs in 2024. Each of these metrics is described in more detail in the CD&A under the section “Elements of Our Executive Compensation Program” beginning on page 40.
Financial Performance Measures
Adjusted EBITDA Margin
Free Cash Flow
Relative Total Shareholder Return
Return on Invested Capital

Total Shareholder Return Amount	$ 254.22	154.36	148.12	84.52
Peer Group Total Shareholder Return Amount	117.63	116.45	97.06	103.35
Net Income (Loss)	$ 302,000,000	$ 253,000,000	$ 118,000,000	$ 62,000,000
Company Selected Measure Amount	248,000,000	294,000,000	332,000,000	117,000,000
PEO Name	Mr. Ribiéras
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	The amounts shown are in millions and reflect the Free Cash Flow for the years ended December 31, 2024, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021. See the reconciliation to U.S. GAAP starting on page 69.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,262,112	$ 5,790,107	$ 6,854,534	$ 2,854,151
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,937,438
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,617,594
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,080
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,771,843)	(4,179,676)	(3,880,598)	(2,917,599)
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(123,744)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,184,252	1,030,111	1,365,085	769,945
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,271,158
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	779,869
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,225
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (874,351)	(741,928)	$ (721,762)	$ (787,061)
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (58,472)